Off balance sheet commitments and lease contracts - Leases reconciliation (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation between operating lease commitments under IAS 17 and IFRS 16
Operating lease obligations			$ 9,130
Commitments relating to IFRS 16 exemptions:
Lease obligations	$ 8,943	$ 7,465
Finance lease liabilities			1,878
Increase/decrease due to application of IFRS 16
Commitments relating to IFRS 16 exemptions:
Commitments for IFRS 16 exemptions			(417)
Low value assets			(90)
Short-term leases			(327)
Leases not yet commenced at January 1, 2019			(608)
Commitments relating to service component of lease contracts			(760)
Commitments relating to leases of non identified assets or substitute assets			(628)
Variable lease payments			(6)
Other impacts			204
Impact of discounting			(1,360)
Lease obligations			5,555
After application of IFRS 16
Commitments relating to IFRS 16 exemptions:
Lease obligations			$ 7,433